DEFERRED REVENUES AND COSTS - Schedule of Deferred Revenue and Other Costs (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Revenue From Contract With Customer [Abstract]
Deferred contract revenues	$ 830,038	$ 830,602		$ 808,549
Deferred merchandise trust revenue	104,740	92,718		105,354
Deferred merchandise trust unrealized gains (losses)	8,777	(9,034)		(1,277)
Deferred revenues	943,555	914,286	$ 903,068	912,626
Deferred selling and obtaining costs	$ 113,601	$ 112,660		$ 126,398